      As filed with the Securities and Exchange Commission on July 2, 2002

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [_]
         Post-Effective Amendment No. 22                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 25                                                    [X]


                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                        7501 Wisconsin Avenue, Suite 1000
                            Bethesda, Maryland 20814
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (240) 497-6400

         Michael L. Sapir                               With copy to:
         Chairman                                       William J. Tomko
         ProFund Advisors LLC                           President
         7501 Wisconsin Avenue, Suite 1000              BISYS Fund Services
         Bethesda, Maryland 20814                       3435 Stelzer Road
                                                        Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the
Securities:

It is proposed that this filing will become effective:

______  immediately upon filing pursuant to paragraph (b)

______  on (date) pursuant to paragraph (b)

______  60 days after filing pursuant to paragraph (a)(1)

______  on (date) pursuant to paragraph (a)(1)

   X    75 days after filing pursuant to paragraph (a)(2)
------

______  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


        This Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding four new series of the Registrant (File Nos. 333-28339, 811-08239). Accordingly, this filing does not relate to the existing series of the Registrant, disclosure of which is hereby incorporated by reference to the following documents: (1) the prospectus and statement of additional information relating to seventeen "Bullish" ProFunds, six "Bearish" ProFunds, twenty-one "UltraSector" ProFunds and Money Market ProFund included in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on April 30, 2002; and (2) the prospectus and statement of additional information relating to nineteen "Bullish" ProFunds VP, six "Bearish" ProFunds VP, twenty-one "Sector" ProFunds VP and Money Market ProFund VP included in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on April 30, 2002.

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROFUNDS

Large-Cap Value ProFund
Large-Cap Growth ProFund

Subject to Completion
Preliminary Prospectus
June _____, 2002

PROFUNDS(TM)LOGO    Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange
                    Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

ProFunds Overview ..............................................  [ ]
ProFunds .......................................................  [ ]
General ProFunds Infomation ....................................  [ ]
ProFunds Management ............................................  [ ]
Shareholder Services Guide .....................................  [ ]

PROFUNDS(TM)LOGO

                                ProFunds Overview

"Each ProFund seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments."

ProFunds Overview

PROFUNDS OBJECTIVES

The ProFunds described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark./1/

Bullish ProFunds: These ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of an index or security.

ProFund            Index          Daily Objective  Types of Companies in
                                                   Benchmark

Large-Cap Value    S&P 500/BARRA  Match (100%)     Diverse, widely traded, large
ProFund            Value Index                     capitalization

Large-Cap Growth   S&P 500/BARRA  Match (100%)     Diverse, widely traded, large
ProFund            Growth Index                    capitalization


___________

/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, Large-Cap Value ProFund has a benchmark of matching the daily return of the S&P 500/BARRA Value Index.

ProFunds Overview

BULLISH PROFUNDS

** The investment objective of each of Large-Cap Value ProFund and Large-Cap Growth ProFund is to seek daily investment results, before fees and expenses, that correspond to the daily performance of its benchmark index.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve a ProFund's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the ProFunds' investment adviser, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds do not take temporary defensive positions.

The ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. A ProFund may invest in securities that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund's investment objective.

Each Bullish ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to large-capitalization equity securities. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, U.S. government securities, repurchase agreements, or a combination of the foregoing.

The Bullish ProFunds principally invest in:

** A combination of securities and financial instruments that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

**   Futures contracts and options on futures contracts; and

** Financial instruments such as equity caps, collars, floors, swaps, forward contracts, depositary receipts, and options on securities and stock indices.

Each ProFund may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index. Each ProFund may hold U.S. government securities, including government agency securities, money market instruments or cash equivalents. In addition, each ProFund may borrow money for investment purposes.

WHAT THE PROFUNDS DO

Each Profund:

** Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options on futures and swaps.

**   Uses a passive mathematical approach to investing its assets.

**   Pursues its objective regardless of market conditions, trends or direction.

** Seeks to provide positive or negative correlation with its benchmark index on a daily basis.

WHAT THE PROFUNDS DO NOT DO

ProFund Advisors does not:

** Conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds.

** Invest the assets of the ProFunds in stocks or financial instruments based on ProFund Advisors' view of the fundamental prospects of particular companies.

** Adopt defensive positions by investing in cash or other financial instruments in anticipation of an adverse climate for the benchmark indices of the ProFunds.

In addition, the ProFunds do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds from achieving such results.

PRINCIPAL RISKS OF INVESTING IN THE PROFUNDS

Like all investments, the ProFunds entail risk. ProFund Advisors cannot guarantee that any ProFund will achieve its investment objective. As with any mutual fund, the ProFunds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds are:

Market Risk -- The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds should normally lose money on days when the index underlying its benchmark declines.

Equity Risk -- The ProFunds may seek exposure to the equity markets. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund to decrease. Depending on market and economic conditions, investments relating to large-capitalization companies may underperform investments in the small or mid-capitalization market segments. Consequently, depending on market and economic conditions, the value of a ProFund may lag that of a fund that emphasizes investments relating to smaller-capitalization companies.

Debt Instrument Risk - Each ProFund may invest in debt instruments.
Debt securities may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease.

Correlation Risk -- A number of factors may affect a ProFund's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A ProFund may invest in securities or in other financial instruments not included in its underlying index. A ProFund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive trade information after the exchange or market closes, potentially resulting in the ProFund being over or under exposed. An exchange or market may close early, which may result in a ProFund being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund, which may result in a ProFund being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund may be unable to accurately price its outstanding investments or may incur substantial trading losses. These factors may adversely affect a ProFund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective.

Leverage Risk -- Each ProFund may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds and makes them more volatile. The leveraged investment techniques that the ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- The ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

Non-Diversification Risk -- The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

Active Trading Risk -- ProFund Advisors expects a significant portion of the assets of the ProFunds to come from professional money managers and investors who use the ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on the ProFunds of such trading, market timing trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses and generating taxable short-term capital gains. In addition, while the ProFunds do not expect it, large movements of assets into and out of the ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses. In certain circumstances, a ProFund's expense ratio may vary from current estimates disclosed in this prospectus.

Swap Counterparty Credit Risk - The ProFunds are subject to credit or performance risk on the amount each ProFund expects to receive from swap agreement and structured note counterparties. A swap counterparty default on its payment obligation to a ProFund will cause the value of the ProFund to decrease.

Operational Risk -- There can be no assurances that a ProFund will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund will achieve its investment objective.

WHO MAY WANT TO CONSIDER A PROFUNDS INVESTMENT

Large-Cap Value ProFund may be appropriate for investors who believe that investing in large-capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

Large-Cap Growth ProFund may be appropriate for investors who believe that investing in large-capitalization growth stocks will achieve superior results over time.

Each ProFund may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds or exchanging between stock mutual funds and money market funds. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $15 redemption wire fee. No single ProFund is a complete investment program.

IMPORTANT CONCEPTS

** Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.

** Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

** Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.

** Swap agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

THE PROFUNDS:

**   Are not federally insured
**   Are not guaranteed by any government agency
**   Are not bank deposits
**   Are not guaranteed to achieve their objectives

                                Bullish ProFunds

The ProFunds contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds, their indices and daily objectives.

ProFund                        Index                            Daily Objective

Large-Cap Value ProFund        S&P 500/BARRA Value Index        Match (100%)

Large-Cap Growth ProFund       S&P 500/BARRA Growth Index       Match (100%)

Large-Cap Value ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Value Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page [ ].

The S&P 500/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks ([ ] stocks as of [ ], 2002) in the S&P 500(R) Index that have low price-to-book ratios. The Index is rebalanced semi-annually on or about January 1/st/ and July 1/st/ and consists of approximately half of the companies in the S&P 500 Index.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page [ ], Large-Cap Value ProFund is also subject to the following risk:

** Value Investing Risk - An investment in Large-Cap Value ProFund cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because Large-Cap Value ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Large-Cap Value ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

Wire Redemption Fee         $15 (This charge may be waived at the discretion of
                                 ProFunds.)

Annual Operating Expenses
(as a percentage of average daily net assets)

                                             Investor     Service
                                              Class        Class
                                             --------     -------
Investment Advisory Fees                      0.75%        0.75%
Distribution and Service (12b-1) Fees          None        1.00%
Other Expenses*                               0.95%        0.95%
                                              -----        -----
Total Annual ProFund Operating Expenses       1.70%        2.70%

* "Other Expenses" are estimates, as this fund had not been in operations prior to the date of this Prospectus.

Example: This example is intended to help you compare the cost of investing in Large-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                    1 Year      3 Years
                                    ------      -------
Investor Class Shares               $173        $536
Service Class Shares                $273        $838

Large-Cap Growth ProFund

GOAL AND PRINCIPAL INVESTMENT STRATEGY

Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Growth Index. Investment strategies common to the ProFunds are discussed in the "Overview" section beginning on page [ ].

The S&P 500/BARRA Growth Index is a capitalization-weighted index that comprises
all of the stocks ([ ] stocks as of [     ], 2002) in the S&P 500(R) Index that
have high price-to-book ratios. The Index is rebalanced semi-annually on or about January 1/st/ and July 1/st/ and consists of approximately half of the companies in the S&P 500 Index.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page [ ], Large-Cap Growth ProFund is also subject to the following risk:

** Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

FUND PERFORMANCE

Because Large-Cap Growth ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Large-Cap Growth ProFund during its first year of operations.

Shareholder Fees: (paid directly from your investment)

Wire Redemption Fee       $15 (This charge may be waived at the discretion of
                               ProFunds.)

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                Investor   Service
                                                 Class      Class
                                                --------   -------
Investment Advisory Fees                         0.75%      0.75%
Distribution and Service (12b-1) Fees             None      1.00%
Other Expenses*                                  0.95%      0.95%
                                                 -----      -----
Total Annual ProFund Operating Expenses          1.70%      2.70%

* "Other Expenses" are estimates, as this fund had not been in operations prior to the date of this Prospectus.

Example: This example is intended to help you compare the cost of investing in Large-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                            1 YEAR   3 YEARS
                                            ------   -------
Investor Class Shares                       $173     $536
Service Class Shares                        $273     $838

                          General ProFunds Information

"Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption or exchange request."

CALCULATING SHARE PRICES

Each ProFund calculates its daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption or exchange request. If a ProFund's portfolio investments trade in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

The ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares.

A ProFund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for an investment or if an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund sold it. In the event that a trading halt closes an exchange or market early, or other investments result in an exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.

The NYSE and Chicago Mercantile Exchange are open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in
May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. Either or both of these exchanges may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund's investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution.

Please keep in mind:

** Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check.

** By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

     ** Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid; and

     ** Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences of investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends may also be subject to state and local taxes.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered as a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

** Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

** Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

** As with all mutual funds, a ProFund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

                               ProFunds Management

"The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operation of the ProFunds."

BOARD OF TRUSTEES AND OFFICERS

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISER

ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each ProFund. ProFund Advisors bears the costs of providing advisory services.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings, in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky.

Each ProFund is managed by an investment team chaired by Dr. Seale.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the distributor of ProFund shares. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund for such services.

INDEX INFORMATION

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P 500/BARRA Growth Index" and "S&P 500/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds.

The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities.)

                           Shareholder Services Guide

"Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund."

CONTACTING PROFUNDS

By telephone:           (888) 776-3637 or (614) 470-8122-- for investors
                        (888) 776-5717--a phone line dedicated
                        for use by institutions and financial professionals only

By mail:                ProFunds
                        P.O. Box 182800
                        Columbus, OH 43218-2800

By overnight mail:      ProFunds
                        c/o BISYS Fund Services
                        3435 Stelzer Road
                        Columbus, OH 43219

MINIMUM INVESTMENTS

**   $5,000 for discretionary accounts controlled by a financial professional.

**   $15,000 for self-directed accounts controlled directly by investors.

These minimums apply to all ProFund accounts, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstances. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part.

CLASSES OF SHARES

Investors make initial purchases of ProFund Investor Class shares directly from ProFunds Distributors, Inc., or Service Class shares through an authorized financial intermediary.

DISTRIBUTION AND SERVICE (12B-1) FEES

Under a Distribution and Shareholder Services Plan adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Over time, fees paid under the Distribution and Service Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

To the extent permitted, ProFunds may reimburse intermediaries for services performed with respect to either Investor Class or Service Class shares. ProFund Advisors also may use its own resources to compensate third parties for distribution and service-related activities attributable to either share class.

OPENING YOUR PROFUNDS ACCOUNT

By mail:

** Complete an application for the appropriate share class. Send the application, along with a check payable to "ProFunds," to the mail address above.

** If the application does not designate a specific ProFund, your investment will be made in the Money Market ProFund. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor Class. Cash, credit cards and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

** Complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718.

**   Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to (a)
     confirm receipt of the faxed application, (b) request your new account number, (c) inform ProFunds of the amount to be wired and (d) receive a confirmation number for your purchase order.

** After receiving your confirmation number, instruct your bank to transfer money by wire to:

Huntington Bank
Columbus, OH
Routing/ABA # 044000024
ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds representative.

Send the original, signed application to ProFunds at the mail or overnight address above under "Contacting ProFunds."

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Establishing Accounts For Tax-Sheltered Retirement Plans

The ProFunds sponsor several types of Individual Retirement Accounts
("IRAs"), tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purchase plans and individual 401(k) plans that enable individual investors to set up retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. Individual 401(k) plans have separate record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com, or contact ProFunds at (888) 776-3637.

PURCHASING ADDITIONAL PROFUNDS SHARES

Minimum:  The minimum subsequent purchase amount is $100.

By mail: Send a check payable to "ProFunds" to the mail address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your transaction confirmation statement, for the appropriate ProFund. Cash, credit cards, and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third-party checks. All purchases need to be made in U.S. dollars on checks drawn on a U.S. bank.

By wire transfer:  See instructions under "Opening Your ProFunds Account."

You can then instruct your bank to transfer your funds to:

Huntington Bank
Columbus, OH
Routing/ABA # 044000024
ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds representative.

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds is not liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Procedures for purchasing shares:

** ProFunds prices shares you purchase at the price per share next computed after we receive and accept your purchase order in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application.

** Any check or wire order received that does not designate a specific ProFund will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or (ii) in Money Market ProFund Investor Class, if you have more than one ProFund investment. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Please note, rejected checks may not be returned for up to 10 days to allow the original check to clear. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.

** A wire purchase is considered in good order only if (i) you have called ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern time, for each Bullish ProFund. Wires received after ProFunds' wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off times will be adjusted accordingly.

** If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

EXCHANGING PROFUND SHARES

Shareholders generally have the privilege of exchanging shares of either class of a ProFund for shares of another publicly available ProFund free of charge and without limitation on frequency or maximum amount. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and
(iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFunds of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See "Signature Guarantee."

By telephone: The Bullish ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds' transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

Exchanges by telephone can only be processed by specific dollar amount or specific share amount.

ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds' website (www.profunds.com). To access this service through the website, click on the "Access Account" icon. Next, select the button for "individual account." You will be prompted to enter your Social Security Number. Follow the instructions to establish your Personal Identification Number (PIN), which will allow you to execute exchanges between ProFunds and access ProFunds account information. The Bullish ProFunds accept exchange orders via the ProFunds' website trading service at any time except between 3:55 p.m. and 4:30 p.m., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to five minutes prior to and 30 minutes after a scheduled early close for the Bullish ProFunds.

Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds' agents will be responsible for any loss, liability, cost or expense resulting from unauthorized internet transactions if they follow reasonable security procedures. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.

The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may exchange shares by other means.

Please keep in mind when exchanging shares:

An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund.

Before exchanging into a ProFund, please read the prospectus.

Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds' transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

Please note that during certain holiday periods, it may take several days for exchanges to be completed.

The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received and accepted your exchange request.

REDEEMING PROFUND SHARES

You may redeem all or part of your shares at the net asset value next determined after we receive your redemption request in good order.

Phone Redemptions

The Bullish ProFunds accept redemption orders by phone between 8:00 a.m. and 3:50 p.m. Eastern time and between 4:40 p.m. and 9:00 p.m. Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

WRITTEN REDEMPTIONS

To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption:

**   the name of the ProFund(s),
**   the account number(s),
**   the dollar amount or number of shares being redeemed,
**   the name(s) of the account owners, and
** the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See "Signature Guarantee."

Also, please include your daytime telephone number.

In Person

You may redeem shares in person at:

ProFunds
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219
between 9:00 a.m. and 5:00 p.m., Eastern time, Monday through Friday on every day on which the ProFunds calculate their net asset values per share. Shares will be redeemed at the next net asset value calculated after receipt of your request.

WIRE REDEMPTIONS

If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.

AUTOMATED CLEARING HOUSE ("ACH") REDEMPTIONS

If you have established the ACH redemption option on your account, your redemption proceeds will be sent to your bank via ACH on the second business day after your order to sell has been received by ProFunds. Funds sent through ACH should reach your bank in two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. (This authorization will remain in effect until you give ProFunds written notice of its termination.)

RECEIVING YOUR REDEMPTION PROCEEDS

By check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner's address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See "Signature Guarantee."

By wire or ACH: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire or via the ACH. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See "Signature Guarantee."

Please keep in mind when redeeming shares:

Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. Following a redemption, the remaining account balance needs to be above the applicable minimum investment.

ProFunds normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the purchase payment.

ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

To redeem shares in a retirement account, your request must be in writing, on a retirement distribution form. Call ProFunds to request a retirement distribution form or download the form from ProFunds' website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, if the account holder's aggregate account balance falls below the applicable minimum investment amount. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Suspension of Redemptions

Your right of redemption may be suspended, or the date of payment postponed, for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.

OTHER SERVICES AND IMPORTANT INFORMATION

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 70 1/2 years of age.

Signature Guarantee

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

**   Your account address has changed within the last 10 business days.
**   A check is being mailed to a different address than the one on your account.
**   A check or wire is being made payable to someone other than the account owner.
** Redemption proceeds are being transferred to an account with a different registration.
** A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.
**   Other unusual situations as determined by ProFunds' transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that neither the ProFunds, ProFund Distributors, Inc. nor ProFunds' agents will be responsible for losses, liabilities, costs or expenses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. If you do not want the ability to initiate transactions by telephone, call ProFunds for instructions.

About Internet Transactions

It may be difficult to transact over the Internet during times of heavy market activity or other times of heavy internet usage, either at ProFunds or at your internet service provider. Technological difficulties may also make the use of the Internet slow or unavailable at times. If you are unable to process a trade via the Internet, consider sending written instructions.

Excess Exchanges or Redemptions

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds' transfer agent nor ProFund Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.

Financial Intermediaries

Your financial intermediary has the responsibility to transmit your orders promptly. Financial intermediaries may specify different transaction order cutoff times than those described in this prospectus. In addition, they may impose additional restrictions or charge fees not described in this prospectus.

[Back Cover]

You can find more detailed information about the ProFunds in its current
Statement of Additional Information, dated [     ], 2002, which we have filed
electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in ProFunds, write us at:

ProFunds
P.O. Box 182800
Columbus, OH 43218-2800

or call our toll-free numbers:
(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our web site www.profunds.com

You can find reports and other information about the ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090. When contacting the SEC, you will want to refer to the ProFunds' SEC file number: 811-08239.

ProFunds and the Bull & Bear design, and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices
Bethesda, MD

                                PROFUNDS(TM) LOGO

                             Innovations in Indexing

                                       Investment Company Act File No. 811-08239
                                                                           PROBK

    The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the
   Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROFUNDS VP

ProFund VP Large-Cap Value
ProFund VP Large-Cap Growth

Subject to Completion
Preliminary Prospectus
June _____, 2002

          This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.
[Logo]
          Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents
PROFUNDS VP OVERVIEW ....................................................   [_]

BULLISH PROFUNDS VP .....................................................   [_]

GENERAL PROFUNDS VP INFORMATION .........................................   [_]

PROFUNDS VP MANAGEMENT ..................................................   [_]

                                    [picture]

                              ProFunds VP Overview

"Each ProFund VP seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments."

ProFunds VP Overview

PROFUNDS VP OBJECTIVES

The ProFunds VP described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the daily performance of a particular benchmark./1/

Bullish ProFunds VP: These ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of an index.

  ProFund VP                     Index              Daily Objective      Types of Companies in Index
Large-Cap Value           S&P 500/BARRA Value       Match (100%)         Diverse, widely traded, large
                          Index                                          capitalization

Large-Cap Growth          S&P 500/BARRA Growth      Match (100%)         Diverse, widely traded, large
                          Index                                          capitalization

__________________

/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to match its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, ProFund VP Large-Cap Value has a benchmark of matching the daily return of the S&P 500/BARRA Value Index.

ProFunds VP Overview

BULLISH PROFUNDS VP

** The investment objective of each of ProFund VP Large-Cap Value and ProFund VP Large-Cap Growth is to seek daily investment results, before fees and expenses, that correspond to the daily performance of its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve a ProFund VP's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the ProFund VP's investment adviser, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions.

The ProFunds VP take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective indices. A ProFund VP may invest in securities that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund VP's investment objective.

Each Bullish ProFund VP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to large-capitalization equity securities. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, U.S. government securities, repurchase agreements, or a combination of the foregoing.

The Bullish ProFunds VP principally invest in:

** A combination of securities and financial instruments that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

**   Futures contracts and options on futures contracts; and

** Financial instruments such as equity caps, collars, floors, swaps, forward contracts, depositary receipts, and options on securities and stock indices.

Each ProFund VP may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Each ProFund VP may hold U.S. government securities, including government agency securities, money market instruments or cash equivalents. In addition, each ProFund VP may borrow money for investment purposes.

WHAT THE PROFUNDS VP DO

Each ProFund VP:

** Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options on futures and swaps.

**   Uses a passive mathematical approach to investing its assets.

**   Pursues its objective regardless of market conditions, trends or direction.

** Seeks to provide positive or negative correlation with its benchmark on a daily basis.

WHAT THE PROFUNDS VP DO NOT DO

ProFund Advisors does not:

** Conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds VP.

** Invest the assets of the ProFunds VP in stocks or financial instruments based on ProFund Advisors' view of the fundamental prospects of particular companies.

** Adopt defensive positions by investing in cash or other financial instruments in anticipation of an adverse climate for the benchmark indices of the ProFunds VP.

In addition, the ProFunds VP do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds VP from achieving such results.

Investors should be aware that the investments made by a ProFund VP and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the ProFund VP.

PRINCIPAL RISKS OF INVESTING IN THE PROFUNDS VP

Like all investments, the ProFunds VP entail risk. ProFund Advisors cannot guarantee that any ProFund VP will achieve its investment objective. As with any mutual fund, the ProFunds VP could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds VP are:

Market Risk -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

Equity Risk -- The ProFunds VP may seek exposure to the equity markets. The equity markets are volatile, and the value of securities, futures, option contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. Depending on market and economic conditions, investments relating to large-capitalization companies may underperform investments in the small or mid-capitalization market segments. Consequently, depending on market and economic conditions, the value of a ProFund VP may lag that of a fund that emphasizes investments relating to smaller-capitalization companies.

Debt Instrument Risk - Each ProFund VP may invest in debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to decrease.

Correlation Risk -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high level of correlation. A ProFund VP may invest in securities or in other financial instruments not included in its underlying index. A ProFund VP may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP and may receive trade information after the exchange or market closes, potentially resulting in the ProFund VP being over or under exposed. An exchange or market may close early, which may result in a ProFund VP being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund VP, which may result in a ProFund VP being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund VP may be unable to accurately price its outstanding investments or may incur substantial trading losses. In addition to other factors, actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transactions reported to the ProFund VP by the insurance companies prior to the time the ProFund VP's share price is calculated. These factors may adversely affect a ProFund VP's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

Leverage Risk -- Each ProFund VP may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund VP's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds VP and makes them more volatile. The leveraged investment techniques that the ProFunds VP employ should cause investors in these ProFunds VP to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors.

Non-Diversification Risk -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

Active Trading Risk -- ProFund Advisors expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use ProFunds VP as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund VP shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds VP of such trading, market timing trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, while the ProFunds VP do not expect it, large movements of assets into and out of the ProFunds VP may negatively impact their abilities to achieve their investment objectives or their level of operating expenses. In certain circumstances, a ProFund VP's expense ratio may vary from current estimates disclosed in this prospectus.

Swap Counterparty Credit Risk - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

Operational Risk -- There can be no assurances that a ProFund VP will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund VP at a time that may not be opportune for shareholders.

The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund VP will achieve its investment objective.

WHO MAY WANT TO CONSIDER A PROFUNDS VP INVESTMENT

ProFund VP Large-Cap Value may be appropriate for investors who believe that investing in large-capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

ProFund VP Large-Cap Growth may be appropriate for investors who believe that investing in large-capitalization growth stocks will achieve superior results over time.

IMPORTANT CONCEPTS

** Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.

** Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

** Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.

** Swap agreements are two party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

THE PROFUNDS VP:

**   Are not federally insured
**   Are not guaranteed by any government agency
**   Are not bank deposits
**   Are not guaranteed to achieve their objectives

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                               Bullish ProFunds VP

The ProFunds VP contained in this section are benchmarked to a specific broad market index. The following chart outlines these ProFunds VP, their indices and daily objectives.

       ProFund VP             Index                              Daily Objective

Large-Cap Value               S&P 500/BARRA Value Index          Match (100%)

Large-Cap Growth              S&P 500/BARRA Growth               Match (100%)
                              Index

ProFund VP Large-Cap Value

GOAL AND PRINCIPAL INVESTMENT STRATEGY

ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Value Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page __.

The S&P 500/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P 500(R) Index that have low price-to-book ratios (___ stocks as of ________, 2002). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P 500 Index.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page __, ProFund VP Large-Cap Value is also subject to the following risk:

Value Investing Risk - An investment in ProFund VP Large-Cap Value cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because ProFund VP Large-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Large-Cap Value during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees                             0.75%
Distribution (12b-1) Fees                            0.25%
Other Expenses**                                     0.95%
                                                ---------------
Total Annual Operating Expenses                      1.95%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** "Other Expenses" are estimates, as this fund had not been in operations prior to the date of this Prospectus.

Example: This example is intended to help you compare the cost of investing in ProFund VP Large-Cap Value with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                          1 Year        3 Years
        ProFund VP Large-Cap Value        $198          $612

ProFund VP Large-Cap Growth

GOAL AND PRINCIPAL INVESTMENT STRATEGY

ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Growth Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page __.

The S&P 500/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks in the S&P 500(R) Index that have high price-to-book ratios (___ stocks as of __________, 2002). The Index is rebalanced semi-annually on or about January 1/st/ and July 1/st/ and consists of approximately half of the companies in the S&P 500 Index.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page __, ProFund VP Large-Cap Growth is also subject to the following risk:

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

FUND PERFORMANCE

Because ProFund VP Large-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Large-Cap Growth during its first year of operations.

Annual Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees                               0.75%
Distribution (12b-1) Fees                              0.25%
Other Expenses**                                       0.95%
                                             -----------------------
Total Annual Operating Expenses                        1.95%

* The expenses shown do not reflect charges imposed by insurance company separate accounts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

** "Other Expenses" are estimates, as this fund had not been in operations prior to the date of this Prospectus.

Example: This example is intended to help you compare the cost of investing in ProFund VP Large-Cap Growth with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                                      1 Year    3 Years
                ProFund VP Large-Cap Growth           $198      $612

                                [insert picture]

                         General ProFunds VP Information

"Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request."

CALCULATING SHARE PRICES

Each ProFund VP calculates its daily share price on the basis of the net asset value of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. If a ProFund VP's portfolio investments trade in markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may vary on days when investors cannot purchase or redeem shares.

A ProFund VP values shares by dividing the market value of the ProFund VP's assets, less the ProFund VP's liabilities, by the number of the ProFund VP's outstanding shares.

A ProFund VP's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for an investment or if an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund VP sold it. In the event that a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.

The NYSE and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. Either or both of these exchanges may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund VP's investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time.

DIVIDENDS AND DISTRIBUTIONS

Each ProFund VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Each ProFund VP will reinvest these distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash contribution.

PURCHASING AND REDEEMING SHARES

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP serve as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

DISTRIBUTION (12B-1) PLAN AND SERVICE FEES

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub-administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

TAX INFORMATION

Each ProFund VP intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each ProFund VP qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed. Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                                    [picture]

                             ProFunds VP Management


"The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for the day-to-day operations of the ProFunds VP."

BOARD OF TRUSTEES AND OFFICERS

The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

INVESTMENT ADVISER

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP. Founded in 1997, ProFund Advisors provides investment advisory and management services to the ProFunds family of mutual funds, which includes funds not described in this prospectus, totaling approximately $2.1 billion in assets as of December 31, 2001. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP, for which it is entitled to receive annual fees equal to 0.75% of the average daily net assets of each of the ProFunds VP.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R) Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986,and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky.

Each ProFund VP is managed by an investment team chaired by Dr. Seale.

OTHER SERVICE PROVIDERS

BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds VP. Each ProFund VP pays a fee of 0.15%, on an annual basis, of its average daily net assets for these services.

INDEX INFORMATION

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P 500/BARRA Growth Index," and "S&P 500/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representations regarding the advisability of investing in the ProFunds VP.

Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitation of liabilities.

[Back Cover]

You can find more detailed information about each of the ProFunds VP in their current Statement of Additional Information dated [ ], 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the ProFunds VP, write to us at:

ProFunds
P.O. Box 182800
Columbus, OH 43218-2800

or call our toll-free numbers:
(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

or visit our website www.profunds.com.


You can find other information about the ProFunds VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, and Innovations in Indexing, are trademarks of ProFund Advisors LLC. When contacting the SEC, you will want to refer to the ProFunds' SEC file number: 811-08239.

ProFunds Executive Offices
Bethesda, MD

                                     [Logo]

                             INNOVATIONS IN INDEXING

--------------------------------------------------------------------------------
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This
Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              Subject to Completion
                 Preliminary Statement of Additional Information
                                June _____, 2002

--------------------------------------------------------------------------------


                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information ("SAI") describes Large-Cap Value ProFund and Large-Cap Growth ProFund (each, a "ProFund," and collectively, the "ProFunds"). Each ProFund offers two classes of shares: Investor Class Shares and Service Class Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

         The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds' investment objectives will be achieved.

     This SAI is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated ____________, 2002, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the ProFunds' annual report for the fiscal year ended December 31, 2001, are incorporated by reference into this SAI. A copy of the Prospectus is available, without charge, upon request to the address above or by telephone at the numbers above.

     The date of this SAI is ____________, 2002.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                           PAGE

PROFUNDS ..................................................................  [ ]
INVESTMENT POLICIES AND TECHNIQUES ........................................  [ ]
INVESTMENT RESTRICTIONS ...................................................  [ ]
DETERMINATION OF NET ASSET VALUE ..........................................  [ ]
PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................  [ ]
MANAGEMENT OF PROFUNDS ....................................................  [ ]
COSTS AND EXPENSES ........................................................  [ ]
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST .............  [ ]
CAPITALIZATION ............................................................  [ ]
TAXATION ..................................................................  [ ]
PERFORMANCE INFORMATION ...................................................  [ ]
FINANCIAL STATEMENTS.......................................................  [ ]

                                       -2

                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company that comprises multiple separate series. Two series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanging ProFund Shares" in the Prospectus).

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (the "Advisor").

     The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

     It is the policy of the ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     A ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

     ProFunds listed below have non-fundamental investment policies obligating such a ProFund to commit, under normal market conditions, at least 80% of its assets to investments with investment characteristics similar to large-capitalization equity securities. For purposes of such an investment policy, "assets" includes the ProFund's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund's net assets attributable to investments directly providing investment exposure to large-capitalization equity securities (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund's net assets that are segregated on the ProFund's books and records or otherwise used to offset such investment exposure, as required by applicable regulatory guidance. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy.

                                       -3

     Large-Cap Value ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to large-cap companies.

     Large-Cap Growth ProFund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to large-cap companies.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds' respective benchmarks. Rather, the Advisor primarily uses statistical or mathematical analysis to determine the investments a ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."

     Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

     The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to a ProFund's investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the

                                       -4
small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' shareholders.

     Each ProFund also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depositary Receipts ("ADRs"). These foreign stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

DEPOSITARY RECEIPTS

     Each ProFund may invest in American Depositary Receipts ("ADRs"). For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The ProFunds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

     A ProFund may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK

     The ProFunds may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.

                                       -5

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

     When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the CFTC (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the

                                       -6
strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund's custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

                                       -7

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become

                                       -8
worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

     The ProFunds may engage in short sales transactions under which the ProFund sells a security it does not own. To complete such a transaction, the ProFund must borrow the security to make delivery to the buyer. The ProFund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund closes its short position or replaces the borrowed security, the ProFund will cover its position with an offsetting position or segregate cash or liquid instruments at such a level that the segregated amount plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS

     The ProFunds may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

                                       -9

     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFunds' illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

     U.S. GOVERNMENT SECURITIES

     Each ProFund also may invest in U.S. government securities in pursuit of their investment objective, as "cover" for the investment techniques that a ProFund employs, or for liquidity purposes.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills

                                       -10
have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

REPURCHASE AGREEMENTS

     Each ProFund may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

     A ProFund may use reverse repurchase agreements as part of its ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund of portfolio assets concurrently with an agreement by the

                                       -11

ProFund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund intends to use the reverse repurchase technique only when it will be to the ProFund advantage to do. The ProFund will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund obligations in respect of reverse repurchase agreements.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

     The ProFunds may borrow money for cash management purposes or investment purposes. Each of the ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, a ProFund may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund any income accruing thereon, and the ProFund may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund will not lend more than 33 1/3% of the value of the ProFund's total assets. Loans would be subject to termination by the lending ProFund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund and that ProFund's shareholders. There may be risks of delay in receiving

                                       -12
additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each ProFund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     Each ProFund may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations.

ILLIQUID SECURITIES

     Each ProFund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% of the ProFund's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased

                                      -13
enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO TURNOVER

     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR. While the ProFunds do not expect that their returns over a year will deviate adversely from their respective benchmarks, several factors may affect their ability to achieve this correlation. Among these factors are:
(1) a ProFund's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund;
(3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund's share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. Each ProFund may utilize leverage in pursuing its investment objective. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires a ProFund to pay interest, which would decrease the ProFund's total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged.

                                       -14

     NON-DIVERSIFIED STATUS. Each ProFund is a "non-diversified" series. A ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     Each ProFund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund may not:

      1. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

      2. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

      3. Issue senior securities to the extent such issuance would violate applicable law.

      4. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed),
           (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes,
           (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities,
           (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

      5. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

                                       -15

          6. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     Large-Cap Value ProFund and Large-Cap Growth ProFund each will concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the ProFunds' Prospectus and Statement of Additional Information, as they may be revised from time to time.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and Chicago Mercantile Exchange are open for business.

     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund's assets attributed to a specific class, less all liabilities attributed to the specific class, by the number of outstanding shares of the class. If market quotations are not readily available, a security will be valued at fair value using methods established or ratified by the Trustees of ProFunds.

     The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued based on market closing price. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are generally valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the valuation time. In the event of a trading halt that closes the NYSE early, an investment may be valued at fair value (which may include the last sale price). In the event of a trading halt that closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures contracts may be valued at fair value (which may include the last sale price).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered

                                      -16
by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

     Each ProFund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a ProFund's behalf. Each ProFund will be deemed to have received and accepted a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order. Customer orders will be priced at a ProFund's net asset value next computed after they are received from an authorized broker or the broker's authorized designee and accepted by the ProFund.

                                      -17

                             MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Trustees

------------------------- ------------ --------------------------------------------------- ---------------------------
  Name, Address, and Age   Position(s)   Term of         Principal             Number of             Other
                           Held with    Office and      Occupation(s)         Portfolios          Directorships
                           the Trust    Length of       During Past 5          in Fund           Held by Trustee
                                       Time Served         Years               Complex
                                                                             Overseen by
                                                                               Trustee
------------------------- ------------ -------------- -------------------- --------------- ---------------------------
Non-Interested Trustees
------------------------- ------------ -------------- -------------------- --------------- ---------------------------
Russell S. Reynolds, III   Trustee     Indefinite;     Directorship               96               Directorship
c/o Directorship Search                October 1997    Search Group,                               Search Group, Inc.
Group, Suite 250                       - present       Inc. (Executive
8 Sound Shore Drive                                    Recruitment):
Greenwich, CT 06831                                    Managing
Age:  44                                               Director (March
                                                       1993 to Present)
------------------------- ------------ -------------- -------------------- --------------- ---------------------------
Michael C. Wachs           Trustee     Indefinite;     AMC Delancey               96               AMC Delancey
7501 Wisconsin Avenue,                 October         Group, Inc. (Real                           Group, Inc.
Suite 1000                             1997-           Estate
Bethesda, MD 20814                     present         Development):
Age:  40                                               Vice President
                                                       (January 2001 to
                                                       Present);
                                                       Delancey
                                                       Investment Group,
                                                       Inc. (Real Estate
                                                       Development):
                                                       Vice President
                                                       (May 1996 to
                                                       December 2000);
------------------------------------- --------------- -------------------- --------------- ---------------------------

Interested Trustee
------------------------- ----------- --------------- -------------------- --------------- ---------------------------
Michael L. Sapir*          Trustee     Indefinite;     Chairman and               96
7501 Wisconsin Avenue,                 April 1997 -    Chief Executive
Suite 1000                             present         Officer of the
Bethesda, MD  20814                                    Advisor (April
Age:  43                                               1997 to present)
------------------------------------- ------------------------------------ --------------- ---------------------------

* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.

Executive Officers

------------------------- --------------------------- ------------------------------------ ---------------------------
  Name, Address, and Age     Position(s) Held with            Term of Office and              Principal Occupation(s)
                                    Trust                    Length of Time Served              During Past 5 Years
----------------------------------------------------------------------------------------------------------------------

                                      -18

-------------------------------- --------------------------- ---------------------------- ----------------------------
Michael L. Sapir                 Chairman and President      Indefinite; April 1997  -    Chairman and Chief
7501 Wisconsin Avenue,                                       present                      Executive Officer of the
Suite 1000                                                                                Advisor (April 1997 to
Bethesda, MD  20814                                                                       present)
Age:  43
-------------------------------- --------------------------- ---------------------------- ----------------------------
Louis M. Mayberg                 Secretary                   Indefinite; April 1997  -    President of the Advisor
7501 Wisconsin Avenue,                                       present                      (May 1997 to present)
Suite 1000
Bethesda, MD  20814
Age:  39
-------------------------------- --------------------------- ---------------------------- ----------------------------
Troy A. Sheets                   Treasurer                   Indefinite; June 2002        [ ]
[ ]                                                          - present



-------------------------------- --------------------------- ---------------------------- ----------------------------
John Danko                       Vice President              Indefinite; August 1999 -    BISYS Fund Services:
60 State Street                                              present                      Director of Client
Boston, MA 02109                                                                          Services (February 1997 to
Age:  35                                                                                  present)
-------------------------------- --------------------------- ---------------------------- ----------------------------

Audit Committee

     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
            Name of Trustee              Dollar Range of Equity Securities in     Aggregate Dollar Range of Equity
                                                       the Trust                    Securities in All Registered
                                                                                  Investment Companies Overseen by
                                                                                   Trustee in Family of Investment
                                                                                              Companies
---------------------------------------- -------------------------------------- --------------------------------------
Russell S. Reynolds, III                                 None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Michael L. Sapir                                         None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Michael C. Wachs                                         None                                   None
---------------------------------------- -------------------------------------- --------------------------------------

     As of June 21, 2002, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

     No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2001.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in

                                       -19
which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     . the Trust;
     . an officer of the Trust;
     . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;
     . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;
     . the Advisor or the principal underwriter of the ProFunds, . an officer of the Advisor or the principal underwriter of the ProFunds;
     . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or
     . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

Trustee Compensation

     For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:

----------------------------------------------------------------------------------------------------------------
 Name of Person, Position          Aggregate          Pension or       Estimated Annual    Total Compensation
                               Compensation From      Retirement        Benefits Upon      From Trust and Fund
                                     Trust*        Benefits Accrued       Retirement         Complex Paid to
                                                   as Part of Trust                             Directors
                                                      Expenses**
----------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
Trustee                             $11,000               $0                  $0                 $11,000
----------------------------------------------------------------------------------------------------------------

Michael L. Sapir, Trustee,
Chairman and President              $     0               $0                  $0                 $     0
----------------------------------------------------------------------------------------------------------------

Michael C. Wachs, Trustee           $11,000               $0                  $0                 $11,000
----------------------------------------------------------------------------------------------------------------

* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor, dated ____________, 2002 (the "Agreement" or "Advisory Agreement"), each ProFund pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor

                                       -20
bears all costs associated with providing these advisory services. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

     In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

..        The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of ProFund Advisors's relationship with the ProFunds, and the comparability of the fees paid to fees paid by other investment companies;

[. The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds and the ProFunds' historic performance, including the success of the ProFunds in tracking benchmarks and achieving stated investment objectives;]

..        The Advisor's entrepreneurial commitment to the management of the
         ProFunds and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisors's assets to the successful operation of the ProFunds;

..        The Advisor's representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

..        The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of each ProFund and its shareholders.

     The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds' shares.

CODES OF ETHICS

     The Trust, the Advisor, and ProFunds Distributors, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis.

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTING AGENT

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account

                                       -21
records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

     The Trust pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over on an annual basis, on an annual basis.

     BISYS Funds Services Ohio, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds. These services include, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. For these services, the ProFunds will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets for the ProFunds.

CUSTODIAN

     UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri, 64106.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert serves as counsel to the ProFunds. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006.

DISTRIBUTOR

     ProFunds Distributors, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor. ProFunds Distributors, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICE (12b-1) PLAN

     The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

                                       -22

     The Distribution and Service Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan's renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of ProFunds Distributors, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials;
(5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment "sweep" functions; and (13) furnishing investment advisory services.

     The Distribution and Service Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected ProFund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Shares of the ProFunds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

     The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

     The Distribution and Service Plan is the successor to a Shareholder Services Plan, which provided for the financing of certain of the services detailed above. At a meeting held on January 26, 2001, the Trustees reduced the fee payable under the Shareholder Services Plan from 1.00% (on an annual basis) of the average daily net assets attributable to Service Class shares to a rate equal to 0.25%, effective at the close of business on January 30, 2001, and terminated the Shareholder Services Plan effective 60 days after January 30, 2001.

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust

                                       -23
consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

     All shares of the ProFund are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

     If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION

     As of June 21, 2002, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund (or class of shares thereof).

     A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund (or class of shares thereof) may be deemed a "control person" (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund or class.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

                                       -24

     If, in any taxable year, a ProFund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a ProFund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or distribution paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund. The price of shares purchased at that time will include the amount of the forthcoming distribution, but the distribution will be taxable to the shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by ProFunds generally will be subject to state and local taxes.

                                       -25

MARKET DISCOUNT

     If a ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                                       -26

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares

                                      -27
purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2002 and 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                                      -28

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. All pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds' distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

     Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     Performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the ProFunds' performance may be subject to substantial short-term changes. The ProFunds' total return does not show the effects of income taxes on an individual's investments.

COMPARISONS OF INVESTMENT PERFORMANCE

     Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund's investment performance. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information

                                      -29
compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or
(iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

     Further information about the performance of the ProFunds will be contained in the ProFunds' annual and semi-annual reports to shareholders, which, when available, may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

Other Information

     The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P 500/BARRA
Growth Index" and "S&P 500/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds.

     S&P's (the "Licensor") only relationship to the ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensor. The Licensor has no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The Licensor is not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The Licensor has no obligation or liability in connection with the administration, marketing or trading of ProFunds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                       -30

                              FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                       -31

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              Subject to Completion
                 Preliminary Statement of Additional Information
                                June _____, 2002

--------------------------------------------------------------------------------

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
         (888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information ("SAI") describes ProFund VP Large-Cap Value and ProFund VP Large-Cap Growth (together, the "ProFunds VP"). The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds VP may be created from time to time.

     Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the "Advisor").

     The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that the investment objectives of the ProFunds VP will be achieved.

     This SAI is not a prospectus. It should be read in conjunction with the Prospectus describing the ProFunds VP, dated ____________, 2002, as supplemented from time to time, which incorporates this Statement of Additional Information by reference. Words or phrases used in the Statement of Additional Information without definition have the same meaning as ascribed to them in the Prospectus. The financial statements and related report of the independent accountants included in the ProFunds' VP annual report for the fiscal year ended December 31, 2001, are incorporated by reference into this SAI. A copy of the Prospectus is available, without charge, upon request to the address above or by telephone at the numbers above.

     The date of this SAI is ____________, 2002.

                                TABLE OF CONTENTS

                                                                         PAGE
PROFUNDS VP ............................................................ [  ]
INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS ...................... [  ]
INVESTMENT RESTRICTIONS ................................................ [  ]
DETERMINATION OF NET ASSET VALUE ....................................... [  ]
PORTFOLIO TRANSACTIONS AND BROKERAGE ................................... [  ]
MANAGEMENT OF PROFUNDS ................................................. [  ]
COSTS AND EXPENSES ..................................................... [  ]
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST .......... [  ]
CAPITALIZATION ......................................................... [  ]
TAXATION ............................................................... [  ]
PERFORMANCE INFORMATION ................................................ [  ]
FINANCIAL STATEMENTS ................................................... [  ]

                                   PROFUNDS VP

     ProFunds (the "Trust") is an open-end management investment company that is currently comprised of multiple separate series. The series discussed herein are offered to insurance company separate accounts. The ProFunds VP are classified as non-diversified. The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFund VP. Other series may be added in the future.

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

     Certain investment restrictions of a ProFund VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All investment objectives or investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the Trust without the approval of shareholders.

     It is the policy of the Bullish ProFunds VP to pursue their investment objectives and investment strategies regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFunds VP. The ProFunds VP are free to reduce or eliminate their activity in any of these areas without changing their investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of its objective.

                INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

     A ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the ProFund VP believes the current benchmark no longer serves the investment needs of a majority of shareholders, another benchmark better serves shareholders' investment needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund VP will achieve its objective.

     Each ProFund VP listed below has non-fundamental investment policies obligating the ProFund VP to commit, under normal market conditions, at least 80% of its assets to investments with investment characteristics similar to large-capitalization equity securities. For purposes of such an investment policy, "assets" includes the ProFund VP's net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, "assets" includes not only the amount of a ProFund VP's net assets attributable to investments directly providing investment exposure to large-capitalization equity securities (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund VP's net assets that are segregated on the ProFund VP's books and records or otherwise used to offset such investment exposure, as required by applicable regulatory guidance. The Trust's Board of Trustees has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy.

   ProFund VP Large-Cap Value, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to large-cap companies.

   ProFund VP Large-Cap Growth, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to large-cap companies.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with various benchmarks. Rather, the Advisor primarily uses statistical or mathematical analysis to determine the investments the ProFunds VP make and techniques the Advisor employs. While the Advisor attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Bullish ProFunds VP and the performance of their respective benchmarks), certain factors will tend to cause the investment results of the Bullish ProFunds VP to vary from their respective benchmarks. See "Special Considerations."

     Additional information concerning the characteristics of the investments of the ProFunds VP is set forth below.

EQUITY SECURITIES

     Each ProFund VP may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are subject to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund VP may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United
States and/or securities denominated in foreign currencies (together, "foreign securities"). Special U.S. tax considerations may apply to investments in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds VP may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds' VP receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds VP may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds' VP investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds VP could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds' VP shareholders.

     Each ProFund VP also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being converted into American Depositary Receipts ("ADRs"). These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, which don't restrict the trading of their stocks on other nations' exchanges.

DEPOSITARY RECEIPTS

     Each ProFund VP may invest in American Depositary Receipts ("ADRs"). For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a ProFund VP can avoid currency risks during the settlement period for either purchases or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     A ProFund VP may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

     A ProFund VP may also invest in Global Depositary Receipts ("GDRs"), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK

     The ProFunds VP may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund VP does so, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds VP may purchase or sell futures contracts, and options on futures contracts, as a substitute for a comparable market position in the underlying securities or to pursue their investment objectives. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing purchase or sale transactions with respect to options on futures contracts by buying an option of the same series as an option previously written by a ProFund VP, or selling an option of the same series as an option previously purchased by a ProFund VP. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

     When a ProFund VP purchases or sells a futures contract, or sells an option thereon, the ProFund VP "covers" its position. To cover its position, a ProFund VP may enter into an offsetting position, earmark or segregate (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The ProFunds VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange Act under which each of these ProFunds VP would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-bona fide hedging positions do not exceed 5% of the liquidation value of the ProFund VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds VP will cover their positions when they write a futures contract or option on a futures contract. A ProFund VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the futures contract. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the futures contract. A ProFund VP may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that a ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund VP will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP either (i) owns an offsetting position in securities or other options and/or (ii) segregate cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing their investment objectives. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500(R) Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the ProFunds VP. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     Each ProFund VP may buy and write (sell) options on securities for the purpose of pursuing its investment objectives. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund VP that writes an option wishes to terminate the ProFund VP's obligation, the ProFund VP may effect a "closing purchase transaction." The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option which the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

     The ProFunds VP may engage in short sales transactions under which the ProFunds VP sell a security they do not own. To complete such a transaction, the ProFund VP must borrow the security to make delivery to the buyer. The ProFund VP then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund VP. Until the security is replaced, the ProFund VP is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund VP closes its short position or replaces the borrowed security, the ProFund VP will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS

     The ProFunds VP may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, the current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or liquid instruments. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFund VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and the ProFund VP will segregate cash or liquid instrument, having an aggregate net asset value at least equal to such accrued excess. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid instruments, as permitted by applicable law, the ProFunds VP and the Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to applicable borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the ProFund VP transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

     Each ProFund VP also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques the ProFunds VP employ, or for liquidity purposes.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S.

government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP's portfolio investments in these securities.

REPURCHASE AGREEMENTS

     Each ProFund VP may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each ProFund VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of its total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds VP may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds VP intend to use the reverse repurchase technique only when it will be to a ProFund VP's advantage to do so. A ProFund VP will segregate cash or liquid instruments equal in value to the ProFund VP's obligations in respect of reverse repurchase agreements.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund VP may temporarily invest all or part of the ProFund VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

     The ProFunds VP may borrow money for cash management purposes or investment purposes. Each of the ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund VP. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will increase more when the ProFund VP's portfolio assets increase in value and decrease more when the ProFund VP's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund VP's assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including Sundays and holidays), will reduce the amount of the ProFund VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds VP are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Each of the ProFunds VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP's total assets. Loans would be subject to termination by the lending ProFund VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund VP. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining its net asset value. A ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. A ProFund VP will segregate cash or liquid instruments equal to or greater in value than its purchase commitments for such when-issued or delayed-delivery securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     Each ProFund VP may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, its shareholders will indirectly bear a proportionate share of the fees and expenses paid by such other investment company, in addition to the investment advisory fees payable directly by the ProFund VP and the other fees and expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations.

ILLIQUID SECURITIES

     Each ProFund VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% of the ProFund VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of the Trust has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the liquidity of a ProFund VP.

PORTFOLIO TURNOVER

     The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds VP. In addition, a ProFund VP's portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because the portfolio turnover rate of each ProFund VP to a great extent will depend on the purchase, redemption, and exchange activity of its investors, it is difficult to estimate what the actual turnover rate for a ProFund VP will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds VP invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.

     TRACKING ERROR. While the Advisor expects that each of the Bullish ProFunds VP will track its benchmark index with a high level of correlation, several factors may affect the ability of a ProFund VP to achieve this correlation. Among these factors are: (1) a ProFund VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by a ProFund VP; (2) less than all of the securities in the underlying securities index being held by a ProFund VP and securities not included in the underlying securities index being held by a ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund VP's share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform the portfolio holdings of a ProFund VP to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transactions reported by the insurance companies prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund VP from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions. While a close correlation of a ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of the ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. Each ProFund VP may utilize leverage in pursuing its investment objective. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFund VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFund VP's shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires a ProFund VP to pay interest, which would decrease the ProFund VP's total return to shareholders.

     NON-DIVERSIFIED STATUS. Each ProFund VP is a "non-diversified" series. Each ProFund VP is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. The portfolio securities of a ProFund VP, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The classification of a ProFund VP as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on the ProFunds VP that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     Each ProFund VP has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund VP may not:

1. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFunds VP may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including REITS.

2. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

3. Issue senior securities to the extent such issuance would violate applicable law.

4. Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

5. Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

6. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     Each ProFund VP may concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information, as they may be revised from time to time.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds VP are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange are open for business.

     To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

     The net asset value of shares of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP's assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. If market quotations are not readily available, a security will be valued at fair value using methods established or ratified by the Trustees of the Trust.

     The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange, are valued based on market closing price. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are generally valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the valuation time. In the event of a trading halt that closes the NYSE early, an investment may be valued at fair value (which may include the last sale price). In the event of a trading halt that closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures contracts may be valued at fair value (which may include the last sale price).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

     The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

                             MANAGEMENT OF PROFUNDS

Trustees and Officers

Trustees

------------------------ ------------- ------------ ------------------- -------------- ------------------
Name, Address, and Age    Position(s)     Term of        Principal        Number of          Other
                           Held with    Office and     Occupation(s)     Portfolios      Directorships
                           the Trust    Length of      During Past 5       in Fund          Held by
                                          Time             Years           Complex          Trustee
                                         Served                           Overseen
                                                                         by Trustee
------------------------ ------------- ------------ ------------------- ------------- -------------------
Non-Interested Trustees
------------------------ ------------- ------------ ------------------- -------------- ------------------
Russell S. Reynolds, III  Trustee       Indefinite;    Directorship        96             Directorship
c/o Directorship Search                 October        Search Group,                      Search Group,
Group, Suite 250                        1997 to        Inc. (Executive                    Inc.
8 Sound Shore Drive                     present        Recruitment):
Greenwich, CT 06831                                    Managing
Age: 44                                                Director (March
                                                       1993 to Present)
------------------------ ------------- ------------ ------------------- -------------  ------------------
Michael C. Wachs          Trustee       Indefinite;    AMC Delancey        96             AMC Delancey
7501 Wisconsin Avenue,                    October      Group, Inc.                        Group, Inc.
------------------------ ------------- ------------ ------------------- -------------  ------------------

------------------------  -----------  -------------  -------------------  ----------  ----------------
Suite 1000                              1997 to        (Real Estate
Bethesda, MD 20814                      present        Development):
Age: 40                                                Vice President
                                                       (January 2001 to
                                                       Present);
                                                       Delancey
                                                       Investment
                                                       Group, Inc.
                                                       (Real Estate
                                                       Development):
                                                       Vice President
                                                       (May 1996 to
                                                       December 2000)
------------------------  -----------  -------------  -------------------  ----------  ----------------

Interested Trustee
------------------------  -----------  -------------  -------------------  ----------  ----------------
Michael L. Sapir*          Trustee      Indefinite;    Chairman and         96
7501 Wisconsin Avenue,                  April 1997     Chief Executive
Suite 1000                              to present     Officer of the
Bethesda, MD 20814                                     Advisor (April
Age: 43                                                1997 to present)
------------------------  -----------  -------------  -------------------  ----------  ----------------

* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.

Executive Officers

---------------------------   ------------------------   ---------------------------  ---------------------------
Name, Address, and Age         Position(s) Held with      Term of Office and                 Principal
                                        Trust            Length of Time Served          Occupation(s) During
                                                                                            Past 5 Years
---------------------------   ------------------------   ---------------------------  ---------------------------
Michael L. Sapir              Chairman and President      Indefinite; April 1997 to    Chairman and Chief
7501 Wisconsin Avenue,                                    present                      Executive Officer of the
Suite 1000                                                                             Advisor (April 1997 to
Bethesda, MD 20814                                                                     present)
Age: 43
---------------------------   ------------------------   ---------------------------  ---------------------------
Louis M. Mayberg              Secretary                   Indefinite; April 1997 to    President of the Advisor
7501 Wisconsin Avenue,                                    present                      (May 1997 to present)
Suite 1000
Bethesda, MD 20814
Age: 39
---------------------------   ------------------------   ---------------------------  ---------------------------
Troy A. Sheets                Treasurer                   Indefinite; June 2002        [     ]
[    ]                                                    to present
---------------------------   ------------------------   ---------------------------  ---------------------------
John Danko                    Vice President              Indefinite; August 1999 to   BISYS Fund Services:
60 State Street                                           present                      Director of Client
Boston, MA 02109                                                                       Services (February 1997 to
Age: 35                                                                                present)
---------------------------   ------------------------  ----------------------------  ---------------------------

Board of Trustees

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Audit Committee

     The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs.

     Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds VP, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

-------------------------  ---------------------------  ---------------- -----------------
     Name of Trustee          Dollar Range of Equity         Aggregate Dollar Range of
                            Securities in the Trust           Equity Securities in All
                                                               Registered Investment
                                                               Companies Overseen by
                                                           Trustee in Family of Investment
                                                                     Companies
-------------------------  ---------------------------  ----------------------------------
Russell S. Reynolds, III              None                              None
-------------------------  ---------------------------  ----------------------------------
Michael L. Sapir                      None                              None
-------------------------  ---------------------------  ----------------------------------
Michael C. Wachs                      None                              None
-------------------------  ---------------------------  ----------------------------------

     As of June 21, 2002, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund VP.

     No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds VP and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds VP (not including registered investment companies) as of December 31, 2001.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds VP, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds VP (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     . the Trust;
     . an officer of the Trust;
     . an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;
         . an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;
         . the Advisor or the principal underwriter of the ProFunds VP, . an officer of the Advisor or the principal underwriter of the
ProFunds VP;
         . a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP; or
         . an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP.

Trustee Compensation

         For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:

-------------------------------------------------------------------------------------------------------------
    Name of Person,              Aggregate          Pension or           Estimated              Total
       Position                Compensation         Retirement        Annual Benefits       Compensation
                                  on From        Benefits Accrued          Upon             From Trust and
                                  Trust*         as Part of Trust       Retirement          Fund Complex
                                                    Expenses**                            Paid to Directors
-------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, III,
Trustee                           $11,000              $0                   $0                 $11,000
-------------------------------------------------------------------------------------------------------------

Michael L. Sapir, Trustee,
Chairman and President            $     0              $0                   $0                 $     0
-------------------------------------------------------------------------------------------------------------

Michael C. Wachs, Trustee         $11,000              $0                   $0                 $11,000
-------------------------------------------------------------------------------------------------------------

* The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

** The Trust does not accrue pension or retirement benefits as part of ProFund VP expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

         Under an investment advisory agreement between the Trust, on behalf of ProFund VP Large Cap-Value and ProFund VP Large-Cap Growth, and the Advisor dated ____________, 2002, each of ProFund VP Large Cap-Value and ProFund VP Large-Cap Growth pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of each ProFund VP, subject to the general supervision and control of the Trustees and the officers of the ProFund VP. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the ProFunds VP, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFunds VP shares. The Advisor's address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

     In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

..        The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of ProFund Advisors's relationship with the ProFunds VP, and the comparability of the fees paid to fees paid by other investment companies;

[. The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds VP and the ProFund VP's historic performance, including the success of the ProFunds VP in tracking benchmarks and achieving stated investment objectives;]

..        The Advisor's entrepreneurial commitment to the management of the
         ProFunds VP and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisors's assets to the successful operation of the ProFunds VP;

..        The Advisor's representations regarding its staffing and capabilities to manage the ProFunds VP, including the retention of personnel with relevant portfolio management experience; and

..        The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of each ProFund VP and its shareholders.

CODE OF ETHICS

         The Trust, the Advisor, and ProFunds Distributor, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliate persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund VP. Such transactions are reported on a regular basis.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds VP. The Administrator provides the ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the ProFunds VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for the ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.

         The Trust pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over on an annual basis, on an annual basis. BISYS Funds Services Ohio, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

         The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays to the Advisor a fee at the annual rate of 0.15% of its average daily net assets for all ProFunds VP.

CUSTODIAN

         UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

ADMINISTRATIVE SERVICES

         The Trust, on behalf of the ProFunds VP, has entered into the administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer's separate account with the ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; and generally assisting with compliance with applicable regulatory requirements. For these services, the Trust may pay each insurer a quarterly fee equal on an annual basis to up to 0.50% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer's separate account.

         From time to time the ProFunds VP and/or the Advisor may enter into arrangements under which certain administrative services may be performed by other insurance companies that purchase shares of the ProFunds VP. These administrative services may include, among other things, the services set forth above, as well as responding to ministerial inquiries concerning the ProFund VP's investment objectives, investment programs, policies and performance, transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP, and providing any related services as the ProFunds VP or their investors may reasonably request. Depending on the arrangements, the ProFunds VP and/or the Advisor may compensate such insurance companies of their agents directly or indirectly for the administrative services. To the extent the ProFunds VP compensate the insurance company for these services, the ProFunds VP will pay the insurance company an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

         Dechert serves as counsel to the ProFunds VP. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006.

DISTRIBUTION (12b-1) PLAN

         Pursuant to a 12b-1 Plan ("Distribution Plan"), the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

         The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution and shareholder servicing with respect to the shares of the ProFund VP for such entities' fees or expenses incurred or paid in that regard.

         The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

         The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

                               COSTS AND EXPENSES

         Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include: the management fee; administrative and transfer agent fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

         ProFunds is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust comprises multiple separately managed series. Other series may be added in the future.

         All shares of the ProFunds VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

         Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent of such Trustees. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

         The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. This risk should be considered remote.

                                 CAPITALIZATION

         As of June 21, 2002, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund VP.

         A shareholder who beneficially owns, directly or indirectly, more than 25% of a ProFund VP's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the ProFund VP and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund VP.

                                    TAXATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each of the ProFunds VP intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

         As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

         If a ProFund VP failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the ProFund VP would fail to satisfy the diversification requirements described above, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the ProFund VP could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each ProFund VP believes that it is not subject to the excise tax, each intends to make the distributions required to avoid the imposition of such a tax. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

          Each ProFund VP also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the ProFunds VP by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a ProFund VP as assets of the related separate account, these regulations are imposed on the assets of the ProFund VP. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the ProFund VP may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a ProFund VP to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

          The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Your control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contractowners were not the owners of separate account assets. For example, the certain ProFunds VP are generally narrower in focus than the investment options described in one IRS ruling in which "the ability to choose among broad investment strategies such as stocks, bonds, or money market instruments" was held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contractowners in that case.

          In the event that rules or regulations are adopted, there can be no assurance that a ProFund VP will be able to operate as currently described, or that such ProFund VP will not have to change its investment objective or investment policies. A ProFund VP's investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the ProFund VP.

MARKET DISCOUNT

          If a ProFund VP purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is the "market discount". If the amount of the market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund VP in each taxable year in which the ProFund VP owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund VP will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of the market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund VP at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund VP, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

          Certain debt securities acquired by the ProFunds VP may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund VP, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

          Some debt securities may be purchased by the ProFunds VP at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

EQUALIZATION ACCOUNTING

          Each ProFund VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the undistributed investment company taxable income and net capital gain of the ProFund VP. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a ProFund VP is required to distribute as dividends to shareholders in order for the ProFund VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the ProFund VP; the total return on a shareholder's investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

     The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

     Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be useful measures of the quality of the investment performance of a ProFund VP. In particular, performance information for the ProFunds VP may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund VP also may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the

ProFunds VP in performance reports, will be drawn from the "Capital Appreciation Funds" grouping. In addition, rankings, ratings, and comparisons may be used with respect to any of the ProFunds VP.

     Further information about the performance of the ProFunds VP is contained in the annual reports and semi-annual to shareholders, which, when available, may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI. However, because the ProFunds VP have no history of investment operations, they have not yet prepared any shareholder reports.

Other Information

     The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representations regarding the advisability of investing in securities generally or in the ProFunds VP particularly or in the ability of any of the indices related to such companies, as set forth below (the "Indices"), to track general stock market performance. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P 500/BARRA Growth Index," and "S&P 500/BARRA Value Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds VP.

     S&P's (the "Licensor") only relationship to the ProFunds VP, as series of ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of the Licensor. The Licensor has no obligation to take the needs of the Licensee or owners of the shares of the ProFunds VP into consideration in determining, composing or calculating the Indices. The Licensor is not responsible for and has not participated in the determination or calculation of the equation by which the shares of ProFunds VP are to be converted into cash. The Licensor has no obligation or liability in connection with the administration, marketing or trading of ProFunds VP.

     THE S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ITS INDICES OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE PROFUNDS VP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ITS INDICES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THEIR RESPECTIVE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of those ProFunds VP in operation for the fiscal period ended December 31, 2001 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219-8006 or telephoning (888) 776-3637.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                     Part C
                                Other Information

ITEM 23. Exhibits

     (a)(1)   Certificate of Trust of ProFunds (the "Registrant") (1)
     (a)(2)   First Amended Declaration of Trust of the Registrant (2)
     (a)(3)   Form of Establishment and Designation of Series dated
              February 18, 1998 (5)
     (a)(4)   Form of Establishment and Designation of Series dated
              February 23, 1999 (5)
     (a)(5) Form of Establishment and Designation of Eleven Series dated October 15, 1999 (6)
     (a)(6)   Form of Establishment and Designation of Three Series (7)
     (a)(7)   Form of Establishment and Designation of Seventeen Series (8)
     (a)(8)   Form of Establishment and Designation of Series (9)
     (a)(9)   Form of Amended Designation of Series (9)
     (a)(10)  Form of Establishment and Designation of Four Series (10)
     (a)(11)  Form of Establishment and Designation of Series (11)
     (a)(12)  Form of Establishment and Designation of Series (12)
     (a)(13)  Form of Amended Designation of Series dated January 22, 2001 (14)
     (a)(14)  Form of Amended Designation of Series dated May 1, 2001 (14)
     (a)(15)  Form of Establishment and Designation of One Series (14)
     (a)(16)  Form of Establishment and Designation of Twelve Series (15)
     (a)(17)  Form of Establishment and Designation of Six Series (16)
     (a)(18)  Form of Establishment and Designation of Six Series (16)
     (a)(19)  Form of Amended Designation of Series dated May 1, 2002 (16)
     (a)(20)  Form of Establishment and Designation of Two Series
     (a)(21)  Form of Establishment and Designation of Two Series
     (b)      By-laws of Registrant (2)
     (c)      Not Applicable
     (d)(1)   Form of Investment Advisory Agreement (2)
     (d)(2)   Investment Advisory Agreement for Cash Management Portfolio (7)
     (d)(3) Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (7)
     (d)(4) Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)
     (d)(5)   Form of Amended and Restated Investment Advisory Agreement (8)
     (d)(6)   Form of Amended and Restated Investment Advisory Agreement (9)
     (d)(7)   Form of Amended and Restated Investment Advisory Agreement (10)
     (d)(8)   Form of Amended and Restated Investment Advisory Agreement (11)
     (d) (9)  Form of Amended and Restated Investment Advisory Agreement (12)
     (d)(10)  Form of Amended and Restated Investment Advisory Agreement (13)
     (d)(11)  Form of Amended and Restated Investment Advisory Agreement (15)
     (d)(12)  Form of Amended and Restated Investment Advisory Agreement (16)
     (d)(13)  Form of Amended and Restated Investment Advisory Agreement
     (e)      Form of Distribution Agreement and Dealer Agreement (2)
     (f)      Not Applicable

     (g)(1)       Form of Custody Agreement with UMB Bank, N.A. (2)
     (g)(2)       Amendment to Custody Agreement with UMB Bank, N.A. (3)
     (g)(3)       Form of Foreign Custody Manager Delegation Agreement (10)
     (h)(1)       Form of Transfer Agency Agreement (2)
     (h)(2)       Form of Administration Agreement (2)
     (h)(3) Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996.
     (h)(4)       Form of Fund Accounting Agreement (2)
     (h)(5)(i)    Form of Management Services Agreement (2)
     (h)(5)(ii) Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
     (h)(5)(iii)  Form of Amended and Restated Management Services Agreement (4)
     (h)(5)(iv)   Form of Amended and Restated Management Services Agreement
                  (16)
     (h)(5)(v) Form of Revised Schedule A to Amended and Restated Management Services Agreement
     (h)(6)       Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)
     (h)(7)       Form of Amendment to Omnibus Fee Agreement (6)
     (h)(8)       Form of Participation Agreement (6)
     (h)(9)       Form of Administrative Services Agreement(6)
     (i)          Opinion and Consent of Counsel to the Registrant (2)
     (j)          Consent of Independent Auditors
     (k)          None
     (l) Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)
     (m)(1)       Form of Distribution Plan (6)
     (m)(2)       Form of Services Agreement (6)
     (m)(3)       Form of Distribution and Service Plan (13)
     (m)(4)       Form of Related Agreement to the Distribution and Service Plan
                  (14)
     (n)(1)       Multiple Class Plan (7)
     (n)(2)       Form of Amended and Restated Multi-Class Plan (8)
     (n)(3)       Form of Amended and Restated Multi-Class Plan (9)
     (n)(4)       Form of Amended and Restated Multi-Class Plan (10)
     (n)(5)       Form of Amended and Restated Multi-Class Plan (11)
     (n)(6)       Form of Amended and Restated Multi-Class Plan (12)
     (n)(7)       Form of Amended and Restated Multi-Class Plan (15)
     (n)(8)       Form of Amended and Restated Multi-Class Plan (16)
     (n)(9)       Form of Revised Schedule A to Amended and Restated Multi-Class
                  Plan
     (o)(1)       Power of Attorney of Cash Management Portfolio (7)
     (o)(2)       Power of Attorney of ProFunds (4)
     (o)(3)       Power of Attorney of ProFunds (9)
     (o)(4)       Power of Attorney of Gary Tenkman (11)
     (o)(5)       Power of Attorney of Troy A. Sheets
     (p)(1)       Form of Code of Ethics of Registrant (9)
     (p)(2)       Form of Code of Ethics of ProFund Advisors LLC (9)
     (p)(3) Form of Code of Ethics of BISYS and Certain Affiliated Companies of BISYS, which includes ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.) (14)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No. 4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12) Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13) Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.

(14) Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.

(15) Previously filed on June 19, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.

(16) Previously filed on April 30, 2002 as part of Post-Effective Amendment No. 21 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

         None.

ITEM 25. Indemnification

         The Registrant (also, the "Trust") is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

         The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections of Investment Adviser

         ProFund Advisors LLC is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management, Inc. are hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811-6071). For additional information, please see the Trust's Statement of Additional Information.

ITEM 27. Principal Underwriter

         ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of ProFunds Distributors, Inc., whose principal business address is set forth above, are:

                    Principal Position and Offices      Position and Offices
Name                with ProFund Distributors, Inc.     with Registrant
----                -------------------------------     ----------------------
Lynn J. Mangum      Director                            None
William J. Tomko    President                           None
Kevin J. Dell       Secretary                           None
Edward S. Forman    Assistant Secretary                 None
Dennis R. Sheehan   Director/Treasurer                  None
Olusegun T. Lawal   Financial Operations Officer        None
Charles L. Booth    VP/Asst. Compliance Officer         None
Richard F. Froio    Chief Compliance Officer            None

ITEM 28. Location of Accounts and Records

         All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

         (1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

         (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (records relating to the administrator, fund accountant and transfer agent).

         (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on July 1, 2002.

                                   PROFUNDS

                                   /s/ MICHAEL L. SAPIR*
                                   Michael L. Sapir, Chairman
                                   and President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signatures                  Title                  Date

/s/  MICHAEL L. SAPIR*            Trustee, President     July 1, 2002
------------------------------
     Michael L. Sapir

/s/  RUSSELL S. REYNOLDS, III*    Trustee                July 1, 2002
------------------------------
     Russell S. Reynolds, III

/s/  MICHAEL WACHS*               Trustee                July 1, 2002
------------------------------
     Michael Wachs

/s/  TROY A. SHEETS*              Treasurer              July 1, 2002
------------------------------
     Troy A. Sheets

*By:  /s/ Keith T. Robinson
     --------------------------------
     Keith T. Robinson
     as Attorney-in-Fact
     Date: July 1, 2002

                                  EXHIBIT INDEX

ITEM NUMBER    ITEM

23(a)(20)      Form of Establishment and Designation of Two Series

23(a)(21)      Form of Establishment and Designation of Two Series

23(d)(13)      Form of Amended and Restated Investment Advisory Agreement

23(h)(5)(v)    Form of Revised Schedule A to Amended and Restated Management
               Services Agreement

23(j)          Consent of Independent Auditors

23(n)(9)       Form of Revised Schedule A to Amended and Restated Multi-Class
               Plan

23(o)(5)       Power of Attorney of Troy A. Sheets